Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2021	2020
Federal:
Current	$2,045	$1,442
Deferred	(336)	(566)
Total federal	1,709	876
State, current	783	416
Total	$2,492	$1,292

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2021		2020
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$1,868	21.0%	$953	21.0%
State tax, net of federal benefit	618	7.0	328	7.2
Stock compensation expense	20	0.2	23	0.5
Other	(14)	(0.2)	(12)	(0.3)
Total	$2,492	28.0%	$1,292	28.4%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2021	2020
Deferred tax assets:
Allowance for loan losses	$1,105	$643
Deferred loan fees	554	642
Stock-based compensation	6	6
Interest on non-accrual loans	--	3
Total deferred tax assets	1,665	1,294

Deferred tax liabilities:
Bank premises and equipment	(199)	(168)
Unrealized gain on investment securities available for sale	(6)	(31)
Intangible	(21)	(17)
Total deferred tax liabilities	(226)	(216)

Net Deferred Tax Asset	$1,439	$1,078